Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000107379
Account Value [Line Items]
Line Graph and Table Measure Name	WOA All Asset I
Account Value	$ 15,889	$ 14,547	$ 12,278	$ 13,276	$ 12,927	$ 11,633	$ 11,671	$ 11,408	$ 10,241	$ 8,994	$ 10,000
60% - MSCI AC World Net / 40% -Bloomberg Glo Agg TR
Account Value [Line Items]
Line Graph and Table Measure Name	60% - MSCI AC World Net / 40% -Bloomberg Glo Agg TR
Account Value	$ 17,515	15,904	13,849	15,427	15,053	12,567	11,881	11,938	10,512	9,294	10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net (USD)
Account Value	$ 23,908	20,779	16,873	18,392	17,060	13,098	12,608	12,715	10,704	8,768	10,000
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,456	$ 10,153	$ 9,848	$ 11,398	$ 12,038	$ 11,539	$ 10,692	$ 10,753	$ 10,143	$ 10,083	$ 10,000